Investments - Carrying value for limited partnership interests (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	$ 343,251	$ 386,310
EMA
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	234,764	277,244
Fair Value
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	108,487	109,066
Private equity
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	312,073	358,654
Private equity | EMA
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	204,573	251,154
Private equity | Fair Value
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	107,500	107,500
Real estate
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	16,801	16,923
Real estate | EMA
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	15,814	15,357
Real estate | Fair Value
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	987	1,566
Other
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	14,377	10,733
Other | EMA
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	14,377	10,733
Other | Fair Value
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	$ 0	$ 0